INTANGIBLE ASSETS - Disclosure of detailed information about Intangible assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0	$ 1,240,781
Additions		30,000
Impairment		(1,315,678)
Foreign currency translation adjustment		44,897
Ending balance	0	0
Drone X1 System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	868,547
Additions		0
Impairment		(900,260)
Foreign currency translation adjustment		31,713
Ending balance	0	0
Shoe Scanner [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions		30,000
Impairment		(29,592)
Foreign currency translation adjustment		408
Ending balance	0	0
Wi Ti [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	372,234
Additions		0
Impairment		(385,826)
Foreign currency translation adjustment		13,592
Ending balance	$ 0	$ 0